Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests	Total
Beginning Balance at Mar. 31, 2012	¥ 115,703	¥ 162,617	¥ 1,324,052	¥ (81,639)	¥ (51,228)	¥ 1,469,505	¥ 64,736	¥ 1,534,241
Comprehensive income:
Net income			66,473			66,473	878	67,351
Change in net unrealized gains on securities-net of taxes (Note 3)				94,513		94,513	64	94,577
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)				2		2	6	8
Change in pension adjustments-net of taxes (Note 11)				(11,111)		(11,111)	(566)	(11,677)
Change in foreign currency translation adjustments-net of taxes				48,648		48,648	6,820	55,468
Comprehensive income						198,525	7,202	205,727
Cash dividends paid to Kyocera Corporation's shareholders			(22,013)			(22,013)		(22,013)
Cash dividends paid to noncontrolling interests							(2,229)	(2,229)
Purchase of treasury stock (6) in 2015, (14) in 2014 and (8) in 2013					(30)	(30)		(30)
Reissuance of treasury stock (0) in 2015, (1) in 2014 and (0) in 2013		0			0	0		0
Stock option plan of subsidiaries		80				80	32	112
Other		365		(275)		90	(956)	(866)
Ending Balance at Mar. 31, 2013	115,703	163,062	1,368,512	50,138	(51,258)	1,646,157	68,785	1,714,942
Comprehensive income:
Net income			88,756			88,756	6,258	95,014
Change in net unrealized gains on securities-net of taxes (Note 3)				158,535		158,535	(25)	158,510
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)				(192)		(192)	25	(167)
Change in pension adjustments-net of taxes (Note 11)				2,323		2,323	57	2,380
Change in foreign currency translation adjustments-net of taxes				40,214		40,214	5,631	45,845
Comprehensive income						289,636	11,946	301,582
Cash dividends paid to Kyocera Corporation's shareholders			(25,681)			(25,681)		(25,681)
Cash dividends paid to noncontrolling interests							(3,193)	(3,193)
Purchase of treasury stock (6) in 2015, (14) in 2014 and (8) in 2013					(68)	(68)		(68)
Reissuance of treasury stock (0) in 2015, (1) in 2014 and (0) in 2013		1			2	3		3
Retirement of treasury stock (Note 14)		(488)	(15,803)		16,291
Stock option plan of subsidiaries		99				99	38	137
Other		(8)		(55)		(63)	(433)	(496)
Ending Balance at Mar. 31, 2014	115,703	162,666	1,415,784	250,963	(35,033)	1,910,083	77,143	1,987,226
Comprehensive income:
Net income			115,875			115,875	9,428	125,303
Change in net unrealized gains on securities-net of taxes (Note 3)				174,058		174,058	126	174,184
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)				(112)		(112)	1	(111)
Change in pension adjustments-net of taxes (Note 11)				(7,283)		(7,283)	(405)	(7,688)
Change in foreign currency translation adjustments-net of taxes				52,151		52,151	8,607	60,758
Comprehensive income						334,689	17,757	352,446
Cash dividends paid to Kyocera Corporation's shareholders			(29,349)			(29,349)		(29,349)
Cash dividends paid to noncontrolling interests							(3,492)	(3,492)
Purchase of treasury stock (6) in 2015, (14) in 2014 and (8) in 2013					(30)	(30)		(30)
Reissuance of treasury stock (0) in 2015, (1) in 2014 and (0) in 2013		1			1	2		2
Stock option plan of subsidiaries		114				114	43	157
Other		(86)		(104)		(190)	(3,147)	(3,337)
Ending Balance at Mar. 31, 2015	¥ 115,703	¥ 162,695	¥ 1,502,310	¥ 469,673	¥ (35,062)	¥ 2,215,319	¥ 88,304	¥ 2,303,623